Average Annual Total Returns - GQG US Equity ETF	12 Months Ended	60 Months Ended	65 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	15.20%
GQG US Equity ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent	28.98%	16.90%	17.23%
Performance Inception Date			Jul. 31, 2019
GQG US Equity ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(0.00%)	(0.00%)	(0.00%)
GQG US Equity ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(0.00%)	(0.00%)	(0.00%)